Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.7%
China - 8.2%
1,466,683	AIA Group, Ltd.	13,133,620
314,458	Tencent Holdings, Ltd.	15,542,908
478,383	Trip.com Group, Ltd. ADR*	11,218,081
		39,894,609
France - 2.8%
155,374	Safran SA	13,765,702
Germany - 5.6%
306,354	CTS Eventim AG & Co. KGaA	14,018,137
95,595	Deutsche Boerse AG	13,133,239
		27,151,376
India - 2.0%
863,200	HDFC Bank, Ltd.	9,837,150
Indonesia - 1.5%
38,414,900	Bank Rakyat Indonesia Persero	7,045,493
Netherlands - 3.3%
227,246	Wolters Kluwer NV	16,114,265
Sweden - 3.3%
539,661	Atlas Copco AB	15,698,385
Switzerland - 5.8%
51,224	Roche Holding AG	16,480,913
56,471	Schindler Holding AG	11,823,481
		28,304,394
Taiwan - 3.7%
378,960	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,110,499
United Kingdom - 3.9%
313,592	Hiscox, Ltd.	3,571,198
305,851	Unilever PLC	15,424,090
		18,995,288
United States - 55.6%
Communication Services - 7.6%
17,308	Alphabet, Inc. - Class C*	20,125,916
164,976	Electronic Arts, Inc.*	16,525,646
		36,651,562
Consumer Discretionary - 5.0%
10,366	Booking Holdings, Inc.*	13,945,588
209,973	TJX Companies, Inc.	10,038,809
		23,984,397
Consumer Staples - 5.9%
233,193	Brown-Forman Corp.	12,944,543
96,185	Estee Lauder Companies, Inc.	15,326,118
		28,270,661
Financials - 5.3%
333,477	Charles Schwab Corp.	11,211,497
160,840	JPMorgan Chase & Co.	14,480,425
		25,691,922
Health Care - 2.3%
58,522	Edwards Lifesciences Corp.*	11,038,420
Industrials - 1.4%
277,260	Flowserve Corp.	6,623,741
Information Technology - 23.6%
49,383	Autodesk, Inc.*	7,708,686
32,310	Intuit, Inc.	7,431,300
600,094	Marvell Technology Group, Ltd.	13,580,127
86,563	MasterCard, Inc.	20,910,158
243,879	Microsoft Corp.	38,462,157
163,304	Visa, Inc.	26,311,540
		114,403,968
Materials - 4.5%
63,001	Ecolab, Inc.	9,817,446
26,212	Sherwin-Williams Co.	12,044,938
		21,862,384
Total United States		268,527,055
Total Common Stocks (Cost $463,407,430)		463,444,216

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
25,103,481	First American Government Obligations Fund - Class Z, 0.39%#	25,103,481
Total Short-Term Investments (Cost $25,103,481)		25,103,481
Total Investments - 100.9% (Cost $488,510,911)		488,547,697
Liabilities in Excess of Other Assets - (0.9)%		(4,403,160)
NET ASSETS - 100.0%		$484,144,537

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$297,855,635	$165,588,581	$-
Short-Term Investments	25,103,481	-	-
Total Investments	$322,959,116	$165,588,581	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.